Accounts Payable and Provision (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Trade payables	$ 220.5	$ 196.3
Accruals	352.0	301.1
Payroll and other compensation	57.8	67.5
Leave pay accrual	73.8	68.3
Dividends payable		3.0
Short term portion of deferred income and mining tax	17.9	8.4
Other	27.6	21.9
Accounts payable and provisions	751.9	669.9
South Deep Gold Mine
Short-term Debt [Line Items]
Dividends payable	$ 2.3	$ 3.4